PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

	December 31,
	2022	2021
Cost:

Land and buildings	$2,767	$2,924
Machinery and equipment	2,636	2,861
Motor vehicles	289	580
Promotional displays	257	244
Office furniture and equipment	2,289	2,350

	8,238	8,959
Accumulated depreciation:

Buildings	1,846	1,841
Machinery and equipment	2,322	2,366
Motor vehicles	179	414
Promotional displays	219	192
Office furniture and equipment	2,021	2,037

	6,587	6,850

Property and equipment, net	$1,651	$2,109